21. Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Parties Details
Short-term employee benefits	€ 1,538	€ 1,879	€ 1,633
Termination benefits	0	430	0
Share-based payments	1,379	2,292	1,474
Key management personnel compensation	€ 2,917	€ 4,601	€ 3,107